UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	7/31

Date of reporting period:	10/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mirzam Capital Appreciation Fund
Schedule of Investments
October 31, 2008
(Unaudited)

Common Stocks - 76.61%	Shares	Value

Agriculture Chemicals - 4.98%
Syngenta AG (b)	5,000	$ 186,900
Terra Nitrogen Co., L.P.	450	36,846
		223,746

Bituminous Coal & Lignite Surface Mining - 1.54%
Alliance Resource Partners, L.P.	1,000	32,000
Yanzhou Coal Mining Company Ltd. (b)	6,000	37,080
		69,080

Cable & Other Pay Television Services - 0.64%
Net Servicos de Comunicacao S.A. (a) (b)	4,400	28,776

Cement, Hydraulic - 2.25%
Eagle Materials, Inc.	5,700	100,947

Crude Petroleum & Natural Gas - 8.51%
Pengrowth Energy Trust	12,120	135,865
PetroChina Co., Ltd. (b)	1,100	82,038
Unit Corp. (a)	4,380	164,425
		382,328

Cutlery, Handtools & General Hardware - 1.44%
Simpson Manufacturing Co., Inc.	2,800	64,512

Deep Sea Foreign Transportation of Freight - 3.09%
DryShips, Inc.	900	17,325
Ship Finance International, Ltd.	8,900	121,485
		138,810

Drilling Oil & Gas Wells - 3.04%
Precision Drilling Trust	12,700	136,398

Forestry - 0.35%
Pope Resources, Ltd. LP	700	15,750

Industrial Organic Chemicals - 1.57%
Methanex Corp.	6,000	70,740

Meat Packing Plants - 1.49%
Seaboard Corp.	50	67,000

Metal Mining - 2.82%
Freeport-McMoRan Copper & Gold, Inc.	600	17,460
Southern Copper Corp.	7,500	109,200
		126,660

Natural Gas Transmission - 4.18%
TransCanada Corp.	6,200	187,860

Oil & Gas Field Exploration Services - 2.04%
Compagnie Generale de Geophysique - Veritas (a) (b)	5,650	91,813

Personal Credit Institutions - 0.19%
Advance America Cash Advance Centers, Inc.	3,200	8,576

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued		.
October 31, 2008
(Unaudited)

Common Stocks - 76.61% - continued	Shares	Value

Petroleum Refining - 3.67%
StatoilHydro ASA (b)	8,200	$ 164,820

Pharmaceutical Preparations - 4.58%
Teva Pharmaceutical Industries, Ltd. (b)	4,800	205,824

Poultry Slaughtering and Processing - 0.06%
Pilgrim's Pride Corp.	2,400	2,616

Primary Production of Aluminum - 1.67%
Aluminum Corporation of China, Ltd. (b)	8,000	75,040

Radiotelephone Communications - 3.05%
SK Telecom Co., Ltd. (b)	2,080	35,797
Tele Norte Leste Participacoes S.A. (b)	2,100	28,518
Vimpel - Communications (b)	5,000	72,500
		136,815

Railroad Equipment - 0.20%
FreightCar America, Inc.	350	9,138

Refuse Systems - 0.38%
American Ecology Corp.	970	17,014

Secondary Smelting & Refining of Nonferrous Metals - 1.33%
Titanium Metals Corp.	6,400	59,584

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 7.54%
ArcelorMittal (c)	3,000	78,750
Carpenter Technology Corp.	3,000	54,300
Gerdau S.A. (b)	8,000	51,280
Tenaris S.A. (b)	4,500	92,655
Ternium S.A. (b)	7,000	61,670
		338,655

Surety Insurance - 0.10%
Triad Guaranty, Inc. (a)	4,000	4,360

Surgical & Medical Instruments & Apparatus - 2.71%
China Medical Technologies, Inc. (b)	5,000	121,850

Telephone Communications (No Radiotelephone) - 11.90%
America Movil SAB de C.V. - Series A (b)	850	26,257
China Mobile, Ltd. (b)	4,000	175,560
Hutchison Telecommunications International, Ltd. (a) (b)	3,000	48,930
PT Telekomunikasi Indonesia (b)	2,500	50,100
Telefonica S.A. (b)	3,000	166,470
Turkcell Iletisim Hizmetleri A.S. (b)	5,500	67,485
		534,802

Women's, Misses', and Juniors Outerwear - 1.29%
Cherokee, Inc.	2,800	57,820

TOTAL COMMON STOCKS (Cost $5,138,177)		3,441,334

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued		.
October 31, 2008
(Unaudited)

Real Estate Investment Trusts - 0.44%	Shares	Value

Anthracite Capital, Inc.	4,600	$ 19,964

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,686)		19,964

Money Market Securities - 22.75%

Huntington Money Market Fund - Trust Shares, 1.25% (d)	1,021,939	1,021,939

TOTAL MONEY MARKET SECURITIES (Cost $1,021,939)		1,021,939

TOTAL INVESTMENTS (Cost $6,195,802) - 99.80%		$ 4,483,237

Other assets less liabilities - 0.20%		9,043

TOTAL NET ASSETS - 100.00%		$ 4,492,280

(a) Non-income producing.
(b) American Depositary Receipts.
(c) New York Registered
(d) Variable rate security; the money market rate shown represents the rate at October 31, 2008.

Tax Related		$ 3,270
Unrealized appreciation		(1,715,835)
Unrealized depreciation		$ (1,712,565)
Net unrealized depreciation
		$ 6,195,802
Aggregate cost of securities for income tax purposes

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
October 31, 2008
(Unaudited)
Percentage of
Diversification of Assets:	Net Assets
Bermuda	2.70%
Brazil	2.42%
Canada	11.82%
China	7.03%
France	2.04%
Greece	0.39%
Hong Kong	5.00%
Indonesia	1.12%
Israel	4.58%
Luxembourg	0.58%
Mexico	3.67%
Norway	5.19%
Republic of Korea (South)	0.80%
Russian Federation	1.61%
Spain	3.71%
Switzerland	4.16%
Turkey	1.50%
United States	41.48%
Other assets less liabilities	0.20%
Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund

Related Footnotes to the Schedule of Investments

October 31, 2008 – (unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Fair Valuation – The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities		Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices		$4,483,237	$-
Level 2 – Other Significant Observable Inputs	$		$-
Level 3 – Internal Unobservable Inputs		$-	$-
Total		$4,483,237	$-
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of November 25, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By : /s/Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 12/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 12/16/2008

By : /s/Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date: 12/16/2008